OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule Of Other Liabilities

	December 31,
	2025	2024
Income taxes	$1,518	$1,423
Pension and other employee related	1,147	1,203
Deferred income	1,111	1,166
Operating lease liabilities	809	863
Derivative liabilities	716	195
Environmental costs	714	389
Insurance	210	244
Product warranties and performance guarantees	40	35
Asset retirement obligations	18	15
Other	125	48
Total Other liabilities[1]	$6,408	$5,581

1
As of December 31, 2025 and 2024, Total Other liabilities excludes $182 million and $22 million, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.